Selling and Promotion Expenses - Schedule of Selling and Promotion Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Selling and Promotion Expenses [Abstract]
Marketing and promotional expenditures	$ 708	$ 38,203